Financial instruments - Suppliers Current on Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments [Line Items]
Suppliers current on all payments	$ 469,137	$ 444,377
Up to 30 Days
Financial instruments [Line Items]
Suppliers current on all payments	457,520	439,749
31 – 60 days
Financial instruments [Line Items]
Suppliers current on all payments	11,438	2,897
61 – 90 Days
Financial instruments [Line Items]
Suppliers current on all payments	81	6
91 – 120 days
Financial instruments [Line Items]
Suppliers current on all payments	32	0
121 – 365 days
Financial instruments [Line Items]
Suppliers current on all payments	66	1,725
366 and more days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Goods
Financial instruments [Line Items]
Suppliers current on all payments	296,028	251,098
Goods | Up to 30 Days
Financial instruments [Line Items]
Suppliers current on all payments	290,688	246,789
Goods | 31 – 60 days
Financial instruments [Line Items]
Suppliers current on all payments	5,248	2,654
Goods | 61 – 90 Days
Financial instruments [Line Items]
Suppliers current on all payments	66	2
Goods | 91 – 120 days
Financial instruments [Line Items]
Suppliers current on all payments	25	0
Goods | 121 – 365 days
Financial instruments [Line Items]
Suppliers current on all payments	1	1,653
Goods | 366 and more days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Services
Financial instruments [Line Items]
Suppliers current on all payments	132,593	142,937
Services | Up to 30 Days
Financial instruments [Line Items]
Suppliers current on all payments	126,479	142,625
Services | 31 – 60 days
Financial instruments [Line Items]
Suppliers current on all payments	6,031	243
Services | 61 – 90 Days
Financial instruments [Line Items]
Suppliers current on all payments	11	4
Services | 91 – 120 days
Financial instruments [Line Items]
Suppliers current on all payments	7	0
Services | 121 – 365 days
Financial instruments [Line Items]
Suppliers current on all payments	65	65
Services | 366 and more days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Others
Financial instruments [Line Items]
Suppliers current on all payments	40,516	50,342
Others | Up to 30 Days
Financial instruments [Line Items]
Suppliers current on all payments	40,353	50,335
Others | 31 – 60 days
Financial instruments [Line Items]
Suppliers current on all payments	159	0
Others | 61 – 90 Days
Financial instruments [Line Items]
Suppliers current on all payments	4	0
Others | 91 – 120 days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Others | 121 – 365 days
Financial instruments [Line Items]
Suppliers current on all payments	0	7
Others | 366 and more days
Financial instruments [Line Items]
Suppliers current on all payments	$ 0	$ 0